Financial instruments and risk management - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Due within 6 Months
Disclosure Of Financial Instruments [Line Items]
Lease liability due	£ 0.1
Due in 6 to 12 Months
Disclosure Of Financial Instruments [Line Items]
Lease liability due	0.1
Due between 1 to 2 Years
Disclosure Of Financial Instruments [Line Items]
Lease liability due	£ 0.1
Euro
Disclosure Of Financial Instruments [Line Items]
Percentage of increase in currency against foreign currency	2.00%	1.00%
U.S. Dollar
Disclosure Of Financial Instruments [Line Items]
Percentage of increase in currency against foreign currency	5.00%	(10.00%)
Bottom of Range
Disclosure Of Financial Instruments [Line Items]
Financial liabilities payable term	0 years
Top of Range
Disclosure Of Financial Instruments [Line Items]
Financial liabilities payable term	3 months